Warrant Liabilities - Schedule Of Monte Carlo Simulation Model For Fair Value Of Warrants (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible Notes Warrants [Member]
Schedule Of Monte Carlo Simulation Model For Fair Value Of Warrants [Line Items]
Dividend yield	0.00%
Convertible Notes Warrants [Member] | Maximum [Member]
Schedule Of Monte Carlo Simulation Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate	5.55%
Expected life, in years	5 years
Expected volatility	73.00%
Fair value of preferred stock	4.43%
Fair value of common stock	0.81%
Convertible Notes Warrants [Member] | Minimum [Member]
Schedule Of Monte Carlo Simulation Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate	3.86%
Expected life, in years	4 months 9 days
Expected volatility	61.20%
Fair value of preferred stock	4.16%
Fair value of common stock	0.74%
Convertible Notes Warrants [Member] | 2023 Period [Member]
Schedule Of Monte Carlo Simulation Model For Fair Value Of Warrants [Line Items]
Dividend yield		0.00%
Fair value of preferred stock		4.16%
Fair value of common stock		0.74%
Convertible Notes Warrants [Member] | 2023 Period [Member] | Maximum [Member]
Schedule Of Monte Carlo Simulation Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate		5.26%
Expected life, in years		9 years 6 months 3 days
Expected volatility		62.80%
Convertible Notes Warrants [Member] | 2023 Period [Member] | Minimum [Member]
Schedule Of Monte Carlo Simulation Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate		3.88%
Expected life, in years		6 months 3 days
Expected volatility		61.20%
Convertible Notes Warrants [Member] | At Inception [Member]
Schedule Of Monte Carlo Simulation Model For Fair Value Of Warrants [Line Items]
Dividend yield			0.00%
Fair value of preferred stock			4.18%
Fair value of common stock			0.44%
Convertible Notes Warrants [Member] | At Inception [Member] | Maximum [Member]
Schedule Of Monte Carlo Simulation Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate			5.43%
Expected life, in years			10 years
Expected volatility			65.10%
Convertible Notes Warrants [Member] | At Inception [Member] | Minimum [Member]
Schedule Of Monte Carlo Simulation Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate			3.86%
Expected life, in years			1 year
Expected volatility			60.10%
Convertible Notes Warrants One [Member]
Schedule Of Monte Carlo Simulation Model For Fair Value Of Warrants [Line Items]
Dividend yield	0.00%	0.00%
Fair value of preferred stock	4.03%	4.16%
Fair value of common stock	0.92%	0.74%
Convertible Notes Warrants One [Member] | Maximum [Member]
Schedule Of Monte Carlo Simulation Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate	4.93%	5.26%
Expected life, in years	4 years 8 months 19 days	9 years 6 months 3 days
Expected volatility	73.20%	62.80%
Convertible Notes Warrants One [Member] | Minimum [Member]
Schedule Of Monte Carlo Simulation Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate	3.58%	3.88%
Expected life, in years	29 days	6 months 3 days
Expected volatility	66.30%	61.20%